Inventories - Summary of Inventories (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Inventories [Abstract]
Components	kr 5,603	kr 6,948
Finished goods	10,111	11,701
Contract work in progress	7,737	8,476
Inventories, net	kr 23,451	kr 27,125